SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	$ 14,756	$ 35,442	$ 55,623
Payroll and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	9,656	19,235	24,227
Share-based payments
Selling Marketing And Business Development Expenses [Line Items]
Selling And Marketing Expenses Share Based Payments	(51)	553	2,570
Professional services
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	3,056	6,596	17,441
Samples
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	54	836	1,008
Travel, Fleet, meals and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	736	5,136	7,305
Office-related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	566	1,510	1,285
Other
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	$ 739	$ 1,576	$ 1,787